Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

June 30, 2021

FAN-QTLY-0821
1.849911.113

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 51.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	7,197,263	$41,240,317
Fidelity Emerging Markets Equity Central Fund (a)	489,789	151,256,547
Fidelity International Equity Central Fund (a)	1,692,183	179,016,044
Fidelity Real Estate Equity Central Fund (a)	309,537	43,112,316
Fidelity U.S. Equity Central Fund (a)	6,388,320	847,857,871
TOTAL EQUITY CENTRAL FUNDS
(Cost $743,140,252)		1,262,483,095

Fixed-Income Central Funds - 41.5%
High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (a)	1,353,929	12,483,225
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	97,343	10,066,230
Fidelity Floating Rate Central Fund (a)	430,282	43,264,901
Fidelity High Income Central Fund (a)	271,498	31,200,567

TOTAL HIGH YIELD FIXED-INCOME FUNDS		97,014,923

Investment Grade Fixed-Income Funds - 37.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	714,331	79,705,098
Fidelity International Credit Central Fund (a)	295,979	30,358,593
Fidelity Investment Grade Bond Central Fund (a)	7,138,005	820,013,963

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		930,077,654

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $962,114,612)		1,027,092,577

Money Market Central Funds - 6.1%
Fidelity Cash Central Fund 0.06% (b)	65,681,754	65,694,890
Fidelity Money Market Central Fund 0.17% (b)	59,752,044	59,752,044
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	26,133,562	26,136,175
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $151,582,609)		151,583,109
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 7/15/21 to 9/9/21 (d)
(Cost $10,889,610)	10,890,000	10,889,038
	Shares	Value

Investment Companies - 2.0%
iShares 20+ Year Treasury Bond ETF (e)
(Cost $52,226,808)	343,575	49,595,053
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,919,953,891)		2,501,642,872
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(26,364,057)
NET ASSETS - 100%		$2,475,278,815

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	622	Sept. 2021	$133,375,460	$(1,348,071)	$(1,348,071)
ICE E-mini MSCI EAFE Index Contracts (United States)	281	Sept. 2021	32,372,605	937,997	937,997
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	34	Sept. 2021	2,320,160	(2,227)	(2,227)
TOTAL FUTURES CONTRACTS					$(412,301)

The notional amount of futures sold as a percentage of Net Assets is 6.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,605,049.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,256
Fidelity Emerging Markets Debt Central Fund	636,065
Fidelity Emerging Markets Debt Local Currency Central Fund	264,677
Fidelity Emerging Markets Equity Central Fund	1,475,220
Fidelity Floating Rate Central Fund	572,667
Fidelity High Income Central Fund	1,444,010
Fidelity Inflation-Protected Bond Index Central Fund	1,433,151
Fidelity International Credit Central Fund	1,520,169
Fidelity International Equity Central Fund	2,293,273
Fidelity Investment Grade Bond Central Fund	33,133,282
Fidelity Money Market Central Fund	83,768
Fidelity Real Estate Equity Central Fund	309,245
Fidelity Securities Lending Cash Central Fund	50,525
Fidelity U.S. Equity Central Fund	9,629,650
Total	$52,864,958

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$34,367,063	$187,425,444	$156,097,699	$82	$--	$65,694,890	0.1
Fidelity Commodity Strategy Central Fund	--	46,700,936	10,488,734	24,321	5,003,794	41,240,317	4.9
Fidelity Emerging Markets Debt Central Fund	18,445,441	4,150,097	10,622,166	(689,465)	1,199,318	12,483,225	0.5
Fidelity Emerging Markets Debt Local Currency Central Fund	9,501,231	264,677	--	--	300,322	10,066,230	6.3
Fidelity Emerging Markets Equity Central Fund	112,996,139	16,451,453	13,532,246	1,093,864	34,247,337	151,256,547	5.7
Fidelity Floating Rate Central Fund	9,149,841	34,294,880	726,136	10,294	536,022	43,264,901	1.8
Fidelity High Income Central Fund	34,965,272	5,591,708	12,703,720	129,555	3,217,752	31,200,567	1.3
Fidelity Inflation-Protected Bond Index Central Fund	111,734,069	11,872,537	46,012,574	2,047,173	63,893	79,705,098	7.0
Fidelity International Credit Central Fund	30,043,011	5,263,771	4,299,661	81,237	(729,765)	30,358,593	6.5
Fidelity International Equity Central Fund	141,998,853	21,524,956	21,009,429	2,118,672	34,382,992	179,016,044	5.1
Fidelity Investment Grade Bond Central Fund	813,115,991	131,472,953	98,829,693	(1,776,948)	(23,968,340)	820,013,963	2.6
Fidelity Money Market Central Fund 0.17%	55,942,692	9,103,459	5,294,107	--	--	59,752,044	4.5
Fidelity Real Estate Equity Central Fund	9,098,043	28,582,135	1,032,560	28,076	6,436,622	43,112,316	2.6
Fidelity Securities Lending Cash Central Fund 0.06%	--	202,950,320	176,814,145	--	--	26,136,175	0.1
Fidelity U.S. Equity Central Fund	616,508,652	79,607,205	50,542,299	(8,225,956)	210,510,269	847,857,871	3.0
	$1,997,866,298	$785,256,531	$608,005,169	$(5,159,095)	$271,200,216	$2,441,158,781

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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